Long Term Deposits and Other Assets (Details) - Schedule of long term deposits and other assets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Long Term Deposits and Other Assets [Abstract]
Rent deposits	¥ 684	$ 99	¥ 418
Advertising deposits	269	39	734
Long term deposits and other assets	¥ 953	$ 138	¥ 1,152